SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Intangible Assets and Long-Lived Assets to be Disposed of and Discontinued Operations - Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long-lived assets to be disposed of and discontinued operations
Long-lived asset or disposal group classified as held for sale	$ 0	$ 0